Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Executive and Supervisory Board Compensation
Schedule of Executive Board Compensation

€ thousands	2020	2019	2018
Short-term employee benefits	5,094	17,378	18,652
Share-based payment[1]	23,095	32,393	23,646
Subtotal[1]	28,189	49,771	42,298
Post-employment benefits	488	2,825	1,106
Thereof defined-benefit	487	2,056	250
Thereof defined-contribution	1	769	856
Total[1]	28,677	52,596	43,404

[1] Portion of total executive compensation allocated to the respective year

Schedule of Share-Based Payment for Executive Board Members

	2020	2019	2018
Number of share units granted	201,690	344,047	295,178
Total expense in € thousands	11,173	44,447	8,054

Schedule of Retirement Pension Plan for Executive Board Members

€ thousands	2020	2019	2018
DBO 12/31	3,520	5,497	3,441
Annual pension entitlement	98	215	192

Schedule of Supervisory Board Compensation

€ thousands	2020	2019	2018
Total compensation	3,755	3,770	3,702
Thereof fixed compensation	3,149	3,218	3,162
Thereof committee remuneration	606	553	540

Schedule of Payments to/DBO for Former Executive Board Members

€ thousands	2020	2019	2018
Payments	3,010	2,081	2,054
DBO 12/31	44,043	44,306	38,374